October 13, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE: Global X Funds ("Trust")
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on October 6, 2016 to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated March 1, 2016, for the Global X FTSE Portugal ETF (the “Fund”).  The purpose of the filing is to submit the 497(e) filing dated October 6, 2016 (Accession No. 0001628280-16-019982) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Daphne Tippens Chisolm
General Counsel